Related party transactions - Non-executive directors ESOP - Remaining term (Details) - EquityInstruments	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	4,358,069	3,536,651	2,862,216	2,293,636
Remaining term	7 years 3 months 7 days	7 years 9 months 26 days	8 years 11 days
Exercise of Options	419,317	319,671	203,412
Non-executive Directors
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	70,000	85,000	15,000
Exercise of Options	4,444	24,972
1.0 years | Peter Verhaeghe
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	2,340
Remaining term	1 year
5.0 years | Peter Verhaeghe
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	9,854
Remaining term	5 years
5.0 years | David L Lacey
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	14,445
Remaining term	5 years
4.0 years | Peter Verhaeghe
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	3,181
Remaining term	4 years
4.0 years | David L Lacey
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	1,818
Remaining term	4 years
5.5 years | Werner Lanthaler
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Remaining term	5 years 6 months
5.5 years | J. Donald deBethizy
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	15,000
5.5 years | Don Debethizy
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Remaining term	5 years 6 months
5.5 years | Pamela Klein
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	15,000
3.5 years | Peter Verhaeghe
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	5,560
Remaining term	3 years 6 months
3.5 years | David L Lacey
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	3,180
Remaining term	3 years 6 months
0.5 years | Peter Verhaeghe
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	3,650
Remaining term	6 months
6.5 years | Peter Verhaeghe
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	10,000
Remaining term	6 years 6 months
6.5 years | David L Lacey
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	10,000
Remaining term	6 years 6 months
6.5 years | J. Donald deBethizy
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	10,000
Remaining term	6 years 6 months
6.5 years | Pamela Klein
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	10,000
7.0 years | Pamela Klein
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Remaining term	7 years
7.0 years | A.A. Rosenberg
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	15,000
8.0 years | David L Lacey
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	15,000
Remaining term	8 years
8.5 years | A.A. Rosenberg
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Remaining term	8 years 6 months
8.5 years | James M Daly
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	15,000
9.0 years
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	80,000
9.0 years | Peter Verhaeghe
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	10,000
Remaining term	9 years
9.0 years | David L Lacey
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	10,000
Remaining term	9 years
9.0 years | Werner Lanthaler
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	10,000
Remaining term	9 years
9.0 years | J. Donald deBethizy
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	10,000
Remaining term	9 years
9.0 years | Pamela Klein
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	10,000
Remaining term	9 years
9.0 years | A.A. Rosenberg
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	10,000
Remaining term	9 years
9.0 years | James M Daly
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	10,000
Remaining term	9 years
10.0 years | Peter Verhaeghe
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	10,000
Remaining term	10 years
10.0 years | David L Lacey
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	10,000
Remaining term	10 years
10.0 years | Werner Lanthaler
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	10,000
Remaining term	10 years
10.0 years | J. Donald deBethizy
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	10,000
10.0 years | Don Debethizy
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Remaining term	10 years
10.0 years | Pamela Klein
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	10,000
Remaining term	10 years
10.0 years | A.A. Rosenberg
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	10,000
Remaining term	10 years
10.0 years | James M Daly
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	10,000
Remaining term	10 years